Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies
Summary of subsidiaries included in the consolidated financial statements

			Ownership (%)
	Name of	Main business	December 31,	December 31,
Name of investor	subsidiary	Activities	2021	2022
The Company	Perfect Mobile Corp. (Taiwan)	Design, development, marketing and sales of AR/AI SaaS solution and mobile applications.	100%	100%
The Company	Perfect Corp. (USA)	Marketing and sales of AR/AI SaaS solution	100%	100%
The Company	Perfect Corp. (Japan)	Marketing and sales of AR/AI SaaS solution.	100%	100%
The Company	Perfect Corp. (Shanghai)	Marketing and sales of AR/AI SaaS solution.	100%	100%
The Company	Perfect Mobile Corp.(B.V.I.)	Investment activities	100%	100%
The Company	Beauty Corp.	For business combination purpose via SPAC transaction, please refer to Note 1 for details.	100%	—%
The Company	Fashion Corp.	For business combination purpose via SPAC transaction, please refer to Note 1 for details.	100%	100%
Perfect Mobile Corp. (Taiwan)	Perfect Corp. (France)	Marketing and Service Center for sales of AR/AI SaaS solution.	—%	100%(Note)
Perfect Mobile Corp.(B.V.I.)	Perfect Mobile Limited. (Hong Kong)	No business activity in 2019 and 2020, and deregistered on May 21, 2021	Not applicable	Not applicable

Summary of estimated useful lives of property, plant and equipment
Leasehold improvements	2~3	years (or the lesser of the contract period of the lease)
Machinery	3	years
Office equipment	5	years